Concentration of Risks	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentration of Risks
3.	Concentration of Risks

(a)	Concentration of credit risk
Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted short-term deposit, short-term investments and accounts receivable. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk as of the balance sheet dates.
As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents, restricted short-term deposit, and short-term investments were placed with certain reputable financial institutions in the PRC and overseas. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. The Group selected reputable international financial institutions with high credit ratings to deposit its foreign currencies. The Company regularly monitors the credit ratings of the international financial institutions to avoid any potential defaults. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions.
Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains expected credit losses provision and actual losses have generally been within management’s expectations.

(b)	Business supplier risk
The Group relies on external supplies for raw materials and certain components and parts used in the Group’s products. Some of the components for UAVs are currently selected to be purchased from a single source to improve cost-efficiency.
Suppliers accounting for 10% or more of total purchases of materials for the years presented are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Supplier
A	—	—	26,399	3,775
B	*	22,576	*	*
C	5,585	*	*	*

*	less than 10% of total purchase of materials of the Group.

(c)	Customer risk
The success of the Group’s business going forward will rely in part on the Group’s ability to continue to obtain and expand its business from existing customers while also attracting new customers. For the years ended December 31, 2023, 2024 and 2025, the majority of the Group’s revenue generated from sales of passenger-grade UAVs are from a limited number of customers that mainly operate the UAVs on a limited trial basis in tourism locations in China, rather than in broad, mainstream commercial operations.
External customers with 10% or more of the Group’s revenues for the years presented are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Customer
A	—	—	100,000	14,300
B	28,673	*	81,504	11,655
C	—	120,796	53,540	7,656
D	—	100,000	—	—
E	—	63,451	—	—
F	11,752	—	*	*

*	less than 10% of total revenues of the Group.
As of December 31, 2024 and 2025, accounts receivable, net of expected credit losses, from the top customers above amounted to RMB49,373 and RMB56,522 (US$8,083
), accounting
 for 85% and 51% of the Group’s total balance, respectively.

(d)	Currency convertibility risk
The Group primarily transacts its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the ‘‘PBOC’’). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(e)	Foreign currency exchange rate risk
The Group is exposed to foreign currency exchange rate risk, which mainly affects the monetary assets denominated in the currencies other than the functional currencies of the respective entities. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. Most of the Group’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, restricted short-term deposits, short-term investments, accounts receivable, other receivables, other payables and accounts payable are denominated in US$. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.